Receivables/ (Payables) to Affiliates (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Resolution
Related Party Transaction [Line Items]
Receivables/ (Payables) to Affiliates	$ (2,623)	$ (4,509)
Lanis
Related Party Transaction [Line Items]
Receivables/ (Payables) to Affiliates	$ (1,742)	$ (1,564)